Investments (Tables)	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Investments

(in millions of Canadian dollars)	2011	2010
Rail investments accounted for on an equity basis (Note 16)	$65	$58
Long-term floating rate notes (Note 21)	79	70
Other investments	23	17

Total investments	$167	$145